Offerings - Offering: 1	May 08, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value (1)
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	17.265
Maximum Aggregate Offering Price	$ 17,265,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,384.3
Offering Note
(1)Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), also registered hereby are such additional and indeterminate number of shares of common stock as may become issuable under our Fourth Amended and Restated 2009 Stock Incentive Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction.
Calculated pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, based upon the average of the high and low price per share of our common stock as reported on the New York Stock Exchange on May 5, 2026.